Interest Expense, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Investment Income [Line Items]
Capitalized borrowing cost	$ 0	$ 0	$ 0
Senior Unsecured Convertible Debt [Member]
Net Investment Income [Line Items]
Interest expense	38,000,000	37,000,000	25,000,000
Non-cash interest expense accretion of discount on liability component	$ 36,000,000	$ 33,000,000	21,000,000
Issued date of senior unsecured convertible bonds	Jul. 31, 2017	Jul. 31, 2014
Floating Rate Notes [Member]
Net Investment Income [Line Items]
Interest income (expense), net	$ 6,000,000	$ 6,000,000	$ 6,000,000